Annual Fund Operating Expenses - Mast Multialternative Strategy Fund	Oct. 31, 2025
Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.25%	[2]
Expenses (as a percentage of Assets)	1.40%
Fee Waiver or Reimbursement	(0.30%)	[3]
Net Expenses (as a percentage of Assets)	1.10%	[2],[3]
Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%	[2]
Expenses (as a percentage of Assets)	1.15%
Fee Waiver or Reimbursement	(0.30%)	[3]
Net Expenses (as a percentage of Assets)	0.85%	[2],[3]

[1]	The expense information in the table has been restated to reflect the current management fees, effective August 21, 2026.
[2]	The Fund invests in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. “Other expenses” include expenses of both the Fund and the wholly-owned subsidiary.
[3]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.10% and 0.85% of the average daily net assets of Class A shares and Class I shares, respectively, of the Fund. This agreement is in effect through February 28, 2027, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by the advisor to the Fund for a period ending three years after the date of the waiver or payment. Such reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments are satisfied first.